13F-HR
1
mcl@oakvalue.com
NONE

MARGARET C. LANDIS
919 419-1900

0000936699
2$wkdrmw
06/30/2001

13F-HR
2 QTR 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 06/30/2001
                                         ---------------

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		08/14/2001
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 66
                                        ----------------------

Form 13F Information Table Value Total: 1,561,022
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108   233947     3371 SH       SOLE                     3371
AFLAC                          COM              001055102    13934   442485 SH       SOLE                   427953             14532
                                                              5760   182900 SH       DEFINED 01             182900
Allegiance Telecom Inc.        COM              01747t102     1471    98150 SH       SOLE                    98150
Ambac Financial Group, Inc.    COM              023139108    56044   962955 SH       SOLE                   842396            120559
                                                             19002   326500 SH       DEFINED 01             326500
Atherogenics, Inc.             COM              047439104      500    83333 SH       SOLE                    83333
Avon Products                  COM              054303102    34660   748930 SH       SOLE                   640575            108355
                                                             13470   291050 SH       DEFINED 01             291050
Berkshire Hathaway - Cl. A     COM              084670108    28246      407 SH       SOLE                      342                65
                                                              7981      115 SH       DEFINED 01                115
Berkshire Hathaway - Cl. B     COM              084670207    81018    35225 SH       SOLE                    31709              3516
                                                             27724    12054 SH       DEFINED 01              12054
Cendant Corp.                  COM              151313103    33774  1732025 SH       SOLE                  1525125            206900
                                                             11150   571800 SH       DEFINED 01             571800
Charter Communications Inc.    COM              16117M107    54529  2335290 SH       SOLE                  2047515            287775
                                                             18373   786850 SH       DEFINED 01             786850
Closure Medical Corporation    COM              189093107     5538   241100 SH       SOLE                   241100
Comcast Corp                   COM              200300200    48254  1111851 SH       SOLE                  1004101            107750
                                                             17462   402350 SH       DEFINED 01             402350
Compaq Computer Corp           COM              204493100    19479  1271450 SH       SOLE                  1136800            134650
                                                              6557   428025 SH       DEFINED 01             428025
Corning Inc                    COM              219350105    12827   767625 SH       SOLE                   669600             98025
                                                              4704   281525 SH       DEFINED 01             281525
E. W. Scripps Co.              COM              811054204    47205   684137 SH       SOLE                   615307             68830
                                                             17741   257110 SH       DEFINED 01             257110
Equifax                        COM              294429105    18767   511650 SH       SOLE                   435825             75825
                                                              7631   208050 SH       DEFINED 01             208050
Household International Inc    COM              441815107    36645   549403 SH       SOLE                   487428             61975
                                                             13970   209450 SH       DEFINED 01             209450
Intel Corp                     COM              458140100      342    11700 SH       SOLE                    11700
Interpublic Group              COM              460690100     1468    50000 SH       SOLE                    50000
Intl Flavors & Fragrances      COM              459506101    37373  1487200 SH       SOLE                  1272100            215100
                                                             13993   556825 SH       DEFINED 01             556825
J. P. Morgan & Co., Inc.       COM              46625H100     8145   182625 SH       SOLE                   152550             30075
                                                              3453    77425 SH       DEFINED 01              77425
Johnson & Johnson              COM              478160104     2360    47200 SH       SOLE                    47200
Lexmark International Inc.     COM              529771107    37260   554050 SH       SOLE                   493925             60125
                                                             14121   209975 SH       DEFINED 01             209975
Merck & Co.                    COM              589331107    16553   259000 SH       SOLE                   221400             37600
                                                              6524   102075 SH       DEFINED 01             102075
PartnerRe Ltd Bermuda          COM              G6852T105    20617   372150 SH       SOLE                   322975             49175
                                                              9086   164000 SH       DEFINED 01             164000
Pfizer Inc.                    COM              717081103      320     8000 SH       SOLE                     8000
Priceline.com Inc.             COM              741503106      226    25000 SH       SOLE                    25000
RLI Corp.                      COM              749607107    35662   793893 SH       SOLE                   710183             83710
                                                              3540    78800 SH       DEFINED 01              78800
Republic Services Inc.         COM              760759100    37830  1905775 SH       SOLE                  1630225            275550
                                                             15116   761500 SH       DEFINED 01             761500
Sabre Holdings Corp.           COM              785905100    36906   738125 SH       SOLE                   642500             95625
                                                             13291   265825 SH       DEFINED 01             265825
Tellabs, Inc.                  COM              879664100     8445   435758 SH       SOLE                   367233             68525
Tiffany & Co.                  COM              886547108    23584   651145 SH       SOLE                   597660             53485
                                                              8198   226340 SH       DEFINED 01             226340
USA Networks, Inc.             COM              902984103    39048  1394570 SH       SOLE                  1261820            132750
                                                             16733   597600 SH       DEFINED 01             597600
Valassis Communications Inc.   COM              918866104    40467  1130360 SH       SOLE                   985460            144900
                                                             14081   393325 SH       DEFINED 01             393325
Verizon Communications         COM              92343V104    32168   601266 SH       SOLE                   539864             61402
                                                              9823   183612 SH       DEFINED 01             183612
Walt Disney Co.                COM              254687106    28872   999385 SH       SOLE                   869860            129525
                                                              9784   338675 SH       DEFINED 01             338675
Washington Post Co. Class B    COM              939640108    47572    82878 SH       SOLE                    75648              7230
                                                             14890    25940 SH       DEFINED 01              25940
XL Cap Ltd.                    COM              G98255105    40915   498355 SH       SOLE                   432880             65475
                                                             13891   169200 SH       DEFINED 01             169200